Provision for contingencies and judicial deposits	12 Months Ended
Dec. 31, 2023
Disclosure of contingent liabilities [abstract]
Provision for contingencies and judicial deposits	Provision for contingencies and judicial deposits
15.1.    Breakdown
As of December 31, 2023 and December 31, 2022, the subsidiaries had the following liabilities, and corresponding judicial deposits, related to contingencies:

	December 31, 2023		December 31, 2022
Probable contingencies:	Judicial deposits	Provision for contingencies	Judicial deposits	Provision for contingencies
Labor and social security contingencies	631	393	826	607
	631	393	826	607
The Company is a party to labor, social security and civil lawsuits and has been discussing these matters in both the administrative and judicial scopes and, when applicable, said lawsuits are mostly backed by appeal-related judicial deposits.
The respective provisions for contingencies were set up considering the estimates made by the legal advisors, for lawsuits whose likelihood of loss in the respective outcomes was assessed as ‘probable’.
Company Management believes that resolving these issues will not have an effect significantly different from the provisioned amount.
15.2.    Rollforward of provision for contingencies
Changes in provision for contingencies As of December 31, 2023, and December 31, 2022, are as follows:

Consolidated
(=) Balance at January, 1st 2022	181
(+) Provisions made during the year	518
(-) Provisions used during the year	(92)
(=) Balance at 31 December 2022	607
(+) Business combination	18
(+) Provisions made during the year	1,049
(-) Provisions reversed during the year	(1,281)
(=) Balance at December 31, 2023	393
15.3.    Descriptions of contingencies
Labor and social security contingencies refer to lawsuits filed by former employees linked to funds arising from the employment relationship and to various claims for damages.
Civil claims refer to lawsuits filed by former suppliers and partners related to compensation for property damages arising from the commercial relationship that existed with the Group Reponse’s companies.
On December 31, 2022, Management reassessed the criteria for provision for labor contingencies considering the risk of loss in each lawsuit and started recording the estimated amount of probable loss in each request made in the lawsuits.
The Company has labor contingencies classified as a possible loss As of December 31, 2023, in the amount estimated by its legal advisors of R$982 (as of December 31, 2022, in the amount of R$1,000).